As filed with the Securities and Exchange Commission on Noverber 23, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-22335)

Evermore Funds Trust
(Exact name of registrant as specified in charter)

89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Address of principal executive offices) (Zip code)

Eric LeGoff
Evermore Funds Trust
89 Summit Avenue
3rd Floor
Summit, New Jersey 07901
(Name and address of agent for service)

(908) 378-2882
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

EVERMORE GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 70.0%
	Air Freight & Logistics - 1.7%
20,612	TNT NV (Netherlands)	$553,838

	Apparel & Luxury Goods - 2.5%
4,916	PPR SA (France)	795,833

	Beverages - 2.8%
11,210	Coca-Cola FEMSA - ADR (Mexico) 1	876,846

	Capital Markets - 2.2%
50,000	American Capital Ltd. (United States) *1	290,500
104,100	LaBranche & Co., Inc. (United States) *	405,990
		696,490
	Chemicals - 6.2%
7,060	Air Products & Chemicals, Inc. (United States) 1	584,709
13,200	Airgas, Inc. (United States) 1	896,940
523,100	Yingde Gases Group Co. Ltd. (Hong Kong) *	494,187
		1,975,836
	Commercial Banks - 3.4%
920,000	Lloyds Banking Group PLC (United Kingdom) *	1,071,199

	Communications Equipment - 1.3%
50,000	Motorola, Inc. (United States) *1	426,500

	Construction & Engineering - 0.2%
5,759	KHD Humboldt Wedag International AG (Germany) 1	47,106
2,794	KHD Humboldt Wedag International AG (Germany) *	22,210
		69,316
	Diversified Financial Services - 6.1%
31,080	Bank of America Corp. (United States) 1	407,459
13,060	CIT Group, Inc. (United States) *1	533,109
121,029	RHJ International SA (Belgium) *	998,208
		1,938,776
	Diversified Telecommunication Services - 3.6%
517,959	Cable & Wireless Worldwide PLC (United Kingdom)	598,446
36,850	VimpelCom Ltd. - ADR (Russia) *1	547,223
		1,145,669
	Food Products - 1.7%
17,600	Kraft Foods, Inc. (United States) 1	543,136

	Hotels, Restaurants & Leisure - 2.0%
462,751	Punch Taverns PLC (United Kingdom) *	641,155

	Household Durables - 2.0%
54,700	Retail Holdings NV (Netherlands)	623,580

	Industrial Conglomerates - 8.4%
3,802	Bollore SA (France)	822,556
139,400	Orkla ASA (Norway)	1,284,694
5,534	Siemens AG (Germany)	584,150
		2,691,400
	Insurance - 2.5%
360,615	Old Mutual PLC (United Kingdom)	786,285

	Marine - 4.4%
65	A.P. Moller-Maersk A/S Class B (Denmark)	543,371
2,133,297	SeaCo Ltd. (United Kingdom) *	870,385
		1,413,756
	Media - 11.5%
19,100	DIRECTV - Class A (United States) *1	795,133
173,484	Havas SA (France)	847,625
87,646	Liberty Acquisition Holdings Corp. (Spain) *	901,877
45,110	Schibsted ASA (Norway)	1,127,529
		3,672,164
	Metals & Mining - 0.9%
38,275	Terra Nova Royalty Corp. (Canada) *1	285,532

	Oil, Gas & Consumable Fuels - 2.1%
18,000	Petroleo Brasileiro SA - Petrobras - ADR (Brazil)	652,860

	Tobacco - 4.5%
7,730	Philip Morris International, Inc. (United States) 1	433,035
37,004	Swedish Match AB (Sweden)	987,088
		1,420,123
	TOTAL COMMON STOCKS
	(Cost $21,367,606)	22,280,294

	PARTNERSHIPS & TRUSTS - 4.3%
	Real Estate Investment Trust - 4.3%
89,200	General Growth Properties, Inc. (United States)	1,391,520
	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $1,351,882)	1,391,520

	WARRANT - 7.0%
	Media - 7.0%
	Liberty Acquisition Holdings Corp.
1,374,786	Expiration: December, 2013, Exercise Price: $5.50 (Spain) *	2,240,901
	TOTAL WARRANT
	(Cost $1,788,832)	2,240,901

Principal
Amount
	CORPORATE BONDS - 12.2%
	Commercial Banks - 3.4%
	LBG Capital No. 2 PLC
$ 600,000	15.000%, 12/21/2019 (United Kingdom)	1,078,477

	Hotels, Restaurants & Leisure - 1.7%
	Punch Taverns Finance B
83,000	6.962%, 06/30/2028 (United Kingdom)	93,655
	Punch Taverns Finance Notes
353,000	8.374%, 07/15/2029 (United Kingdom)	463,274
		556,929
	Insurance - 7.1%
	American International Group, Inc.
1,500,000	8.625%, 05/22/2038 (United States) 2	2,250,306

	TOTAL CORPORATE BONDS
	(Cost $3,479,233)	3,885,712

Contracts
(100 shares per contract)
	CALL OPTIONS PURCHASED - 2.4%
	Investment Company - 2.4%
	CBOE Volatility Index
409	Expiration: November, 2010, Exercise Price: $27.50 (United States)	147,240
	CBOE Volatility Index
1,786	Expiration: November, 2010, Exercise Price: $30.00 (United States)	471,504
	CBOE Volatility Index
77	Expiration: November, 2010, Exercise Price: $32.50 (United States)	15,785
	CBOE Volatility Index
330	Expiration: December, 2010, Exercise Price: $30.00 (United States)	118,800
		753,329
	Media - 0.0%
	Promotora de Informaciones SA
800	Expiration: March, 2011, Exercise Price: $2.30 (Spain) 3	5,453
	TOTAL CALL OPTIONS PURCHASED
	(Cost $948,120)	758,782

Shares
	SHORT-TERM INVESTMENTS - 2.8%
	Money Market Funds - 2.8%
441,643	Fidelity Government Portfolio - Class I, 0.064% 4	441,643
441,643	Invesco Liquid Assets Portfolio - Institutional Class, 0.230% 4	441,643
		883,286
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $883,286)	883,286

	TOTAL INVESTMENTS IN SECURITIES - 98.7%
	(Cost $29,818,959)	31,440,495
	Other Assets in Excess of Liabilities - 1.3%	408,327
	TOTAL NET ASSETS - 100.0%	$31,848,822

ADR	American Depository Receipt
*	Non-income producing security.
1	All or a portion of this security was segregated as collateral for forward currency contracts.
2	Restricted security represents 7.1% of net assets as of September 30, 2010.
3	Illiquid security represents less than 0.05% of net assets as of September 30, 2010.
4	7-day yield as of September 30, 2010.

	SCHEDULE OF PUT OPTIONS WRITTEN at September 30, 2010 (Unaudited)

Contracts
(100 shares per contract)		Value
	PUT OPTIONS
	Air Products & Chemicals, Inc.
138	Expiration: December, 2010, Exercise Price: $75.00 (United States)	$(16,560)
	TOTAL PUT OPTIONS WRITTEN
	(Premiums received $81,939)	$(16,560)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, the Fund's Administrator.

Percent of
Country	Net Assets
United States	30.4%
United Kingdom	17.6%
Spain	9.9%
France	7.7%
Norway	7.6%
Netherlands	3.7%
Sweden	3.1%
Belgium	3.1%
Mexico	2.8%
Brazil	2.1%
Germany	2.0%
Denmark	1.7%
Russia	1.7%
Hong Kong	1.6%
Canada	0.9%
Cash & Equivalents^	4.1%
Total	100.0%

^Includes Money Market Funds and other assets in excess of liabilities.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

Cost of investments	$29,818,959
Gross unrealized appreciation	2,466,146
Gross unrealized depreciation	(844,610)
Net unrealized appreciation	$1,621,536

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund does not have a full fiscal year of history.

Evermore Global Value Fund
Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Evermore Global Value Fund (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3		Total
Common Stocks^
Consumer Discretionary	$5,732,731	$-	$-		$5,732,731
Consumer Staples	2,840,105	-	-		2,840,105
Energy	652,860	-	-		652,860
Financials	4,492,751	-	-		4,492,751
Industrials	4,728,310	-	-		4,728,310
Information Technology	426,500	-	-		426,500
Materials	2,261,368	-	-		2,261,368
Telecommunication Services	1,145,669	-	-		1,145,669
Partnerships & Trusts^
Real Estate Investment Trust	1,391,520	-	-		1,391,520
Warrant^
Consumer Discretionary	2,240,901	-	-		2,240,901
Fixed Income^
Consumer Discretionary	-	556,929	-		556,929
Financials	-	3,328,783	-		3,328,783
Call Options Purchased^
Consumer Discretionary	-	-	5,453	*	5,453
Investment Company	753,329	-	-		753,329
Short-Term Investments	883,286	-	-		883,286
Total Investments in Securities	$27,549,330	$3,885,712	$5,453		$31,440,495

Written Options	$(16,560)	$-	$-		$(16,560)
Forward Currency Contracts #	-	(704,421)	-		(704,421)
Total Investments In Other Financial Instruments	$(16,560)	$(704,421)	$-		$(720,981)

^ See Schedule of Investments for industry breakout.
* Fair value for Promotora de Informaciones SA call option purchased which is the only Level 3 security.
# Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Balance as of 6/30/2010	$-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation / (depreciation)	(47,118)
Net purchases (sales)	52,571
Transfer in and/or out of Level 3	-
Balance as of 9/30/2010	$5,453

Change in unrealized appreciation / (depreciation)
during the year for Level 3 investments held at
September 30, 2010.	$(47,118)

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may employ hedging strategies.  Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements.  When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency contracts.  However, the Fund also may engage in the following currency transactions:  currency futures contracts, currency swaps, options on currencies, or options on currency futures.  In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

As of September 30, 2010, the Fund had the following forward currency contracts outstanding (Unaudited):

		Settlement	Contract		Net Unrealized Gain
	Contracts	Date	Amount (USD)	Fair Value (USD)	(Loss) (USD)

To Buy:
	312,000 DKK	10/7/2010	$(55,898)	$(57,069)	$1,171

To Sell:
	3,352,000 DKK	10/7/2010	576,756	613,130	(36,374)
Net Value of DKK Contracts			520,858	556,061	(35,203)

To Buy:
	280,000 EUR	10/7/2010	(374,217)	(381,695)	7,478

To Sell:
	4,502,000 EUR	10/7/2010	5,749,375	6,137,111	(387,736)
Net Value of EUR Contracts			5,375,158	5,755,416	(380,258)

To Buy:
	58,700 GBP	10/7/2010	(91,690)	(92,207)	517

To Sell:
	3,785,000 GBP	10/7/2010	5,841,555	5,945,509	(103,954)
Net Value of GBP Contracts			5,749,865	5,853,302	(103,437)

To Buy:
	404,000 HKD	10/7/2010	(52,030)	(52,071)	41

To Sell:
	4,370,000 HKD	10/7/2010	562,731	563,248	(517)
Net Value of HKD Contracts			510,701	511,177	(476)

To Buy:
	339,000 NOK	10/7/2010	(54,908)	(57,619)	2,711

To Sell:
	14,566,000 NOK	10/7/2010	2,363,128	2,475,723	(112,595)
Net Value of NOK Contracts			2,308,220	2,418,104	(109,884)

To Buy:
	160,000 SEK	10/7/2010	(22,860)	(23,733)	873
To Sell:
	6,725,000 SEK	10/7/2010	921,491	997,527	(76,036)
Net Value of SEK Contracts			898,631	973,794	(75,163)

Net Value of Outstanding
Forward Currency Contracts			$15,363,433	$16,067,854	$(704,421)

DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
NOK	Norwegian Krone
SEK	Swedish Krona

EVERMORE EUROPEAN VALUE FUND
SCHEDULE OF INVESTMENTS at September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 72.5%
	Air Freight & Logistics - 3.5%
6,280	TNT NV (Netherlands)	$168,742

	Apparel & Luxury Goods - 4.6%
1,364	PPR SA (France)	220,813

	Commercial Banks - 3.5%
144,000	Lloyds Banking Group PLC (United Kingdom) *1	167,666

	Construction & Engineering - 0.3%
1,509	KHD Humboldt Wedag International AG (Germany)	12,343
444	KHD Humboldt Wedag International AG (Germany) *	3,528
		15,871
	Diversified Financial Services - 4.9%
28,688	RHJ International SA (Belgium) *	236,609

	Diversified Telecommunication Services - 5.4%
118,779	Cable & Wireless Worldwide PLC (United Kingdom)	137,236
8,421	VimpelCom Ltd. - ADR (Russia) *1	125,052
		262,288
	Hotels, Restaurants & Leisure - 3.6%
125,649	Punch Taverns PLC (United Kingdom) *	174,090

	Industrial Conglomerates - 13.1%
914	Bollore SA (France) 1	197,742
23,400	Orkla ASA (Norway)	215,652
2,111	Siemens AG (Germany)	222,830
		636,224
	Insurance - 4.0%
88,207	Old Mutual PLC (United Kingdom)	192,327

	Marine - 3.3%
19	A.P. Moller-Maersk A/S - Class B (Denmark)	158,831

	Media - 16.3%
36,016	Havas SA (France)	175,970
38,466	Liberty Acquisition Holdings Corp. (Spain) *1	395,815
8,800	Schibsted ASA (Norway)	219,957
		791,742
	Metals & Mining - 1.4%
8,875	Terra Nova Royalty Corp. (Canada) *1	66,208

	Tobacco - 8.6%
3,218	Philip Morris International, Inc. (United States) 1	180,273
8,896	Swedish Match AB (Sweden)	237,302
		417,575
	TOTAL COMMON STOCKS
	(Cost $3,139,225)	3,508,986

	WARRANT - 8.1%
	Media - 8.1%
	Liberty Acquisition Holdings Corp.
241,114	Expiration: December, 2013, Exercise Price: $5.50 (Spain) *	393,016
	TOTAL WARRANT
	(Cost $295,752)	393,016

Principal
Amount
	CORPORATE BONDS - 10.3%
	Commercial Banks - 3.7%
	LBG Capital No. 2 PLC
$ 100,000	15.000%, 12/21/2019 (United Kingdom) 2	179,746

	Hotels, Restaurants & Leisure - 1.9%
	Punch Taverns Finance B
29,000	6.962%, 06/30/2028 (United Kingdom)	32,723
	Punch Taverns Finance Notes
45,000	8.374%, 07/15/2029 (United Kingdom)	59,057
		91,780
	Insurance - 4.7%
	American International Group, Inc.
150,000	8.625%, 05/22/2038 (United States)	225,031

	TOTAL CORPORATE BONDS
	(Cost $434,141)	496,557

Contracts
(100 shares per contract)
	CALL OPTIONS PURCHASED - 2.9%
	Investment Company - 2.9%
	CBOE Volatility Index
73	Expiration: November, 2010, Exercise Price: $27.50 (United States)	26,280
	CBOE Volatility Index
337	Expiration: November, 2010, Exercise Price: $30.00 (United States)	88,968
	CBOE Volatility Index
13	Expiration: November, 2010, Exercise Price: $32.50 (United States)	2,665
	CBOE Volatility Index
57	Expiration: December, 2010, Exercise Price: $30.00 (United States)	20,520
		138,433

	Media - 0.0%
	Promotora de Informaciones SA
150	Expiration: March, 2011, Exercise Price: $2.30 (Spain) 3	1,023
	TOTAL CALL OPTIONS PURCHASED
	(Cost $176,059)	139,456

Shares
	SHORT-TERM INVESTMENTS - 12.9%
	Money Market Funds - 12.9%
312,933	Fidelity Government Portfolio - Class I, 0.064% 4	312,933
312,933	Invesco Liquid Assets Portfolio - Institutional Class, 0.230% 4	312,933
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $625,866)	625,866

	TOTAL INVESTMENTS IN SECURITIES - 106.7%
	(Cost $4,671,043)	5,163,881
	Liabilities in Excess of Other Assets - (6.7)%	(322,364)
	TOTAL NET ASSETS - 100.0%	$4,841,517

ADR	American Depository Receipt
*	Non-income producing security.
1	All or a portion of this security was segregated as collateral for forward currency contracts.
2	Restricted security represents 4.7% of net assets as of September 30, 2010.
3	Illiquid security represents less than 0.01% of net assets as of September 30, 2010.
4	7-day yield as of September 30, 2010.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, the Fund's Administrator.

	Percent of
Country	Net Assets
United Kingdom	19.5%
Spain	16.3%
France	12.3%
United States	11.2%
Norway	9.0%
Germany	4.9%
Sweden	4.9%
Belgium	4.9%
Netherlands	3.5%
Denmark	3.3%
Russia	2.6%
Canada	1.4%
Cash & Equivalents^	6.2%
Total	100.0%

^Includes Money Market Funds and liabilities in excess of other assets.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows+:

Cost of investments		$4,671,043
Gross unrealized appreciation		601,904
Gross unrealized depreciation		(109,066)
Net unrealized appreciation		$492,838

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments since the Fund does not have a full fiscal year of history.

Evermore European Value Fund
Summary of Fair Value Exposure at September 30, 2010 (Unaudited)

The Evermore European Value Fund (the "Fund") utilizes various methods to measure the fair value of most of their investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods.  The three Levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

	Level 1	Level 2	Level 3		Total
Common Stocks^
Consumer Discretionary	$1,186,645	$-	$-		$1,186,645
Consumer Staples	417,575	-	-		417,575
Financials	596,602	-	-		596,602
Industrials	979,668	-			979,668
Materials	66,208	-	-		66,208
Telecommunication Services	262,288	-	-		262,288
Warrant^
Consumer Discretionary	393,016	-	-		393,016
Fixed Income^
Consumer Discretionary	-	91,780	-		91,780
Financials	-	404,777	-		404,777
Call Options Purchased^					-
Consumer Discretionary	-	-	1,023	*	1,023
Investment Company	138,433	-	-		138,433
Short-Term Investments	625,866	-	-		625,866
Total Investments in Securities	$4,666,301	$496,557	$1,023		$5,163,881

Forward Currency Contracts #	$-	$(160,207)	$-		$(160,207)

^See Schedule of Investments for industry breakout.
* Fair value for Promotora de Informaciones SA call option purchased which is the only Level 3 security.
# Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Balance as of 6/30/2010		$-
Accrued discounts/premiums		-
Realized gain (loss)		-
Change in unrealized appreciation / (depreciation)		(8,834)
Net purchases (sales)		9,857
Transfer in and/or out of Level 3		-
Balance as of 9/30/2010		$1,023

Change in unrealized appreciation / (depreciation)
during the year for Level 3 investments held at
September 30, 2010.		$(8,834)

The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may employ hedging strategies.  Hedging is a technique designed to reduce a potential loss to a fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements.  When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency contracts.  However, the Fund also may engage in the following currency transactions:  currency futures contracts, currency swaps, options on currencies, or options on currency futures.  In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts.

As of September 30, 2010, the Fund had the following forward currency contracts outstanding (Unaudited):

		Settlement	Contract		Net Unrealized Gain
	Contracts	Date	Amount (USD)	Fair Value (USD)	(Loss) (USD)

To Sell:
	891,000 DKK	10/7/2010	$155,465	$162,977	$(7,512)
Net Value of DKK Contracts			155,465	162,977	(7,512)

To Buy:
	32,000 EUR	10/7/2010	(42,350)	(43,622)	1,272

To Sell:
	1,083,300 EUR	10/7/2010	1,384,304	1,476,751	(92,447)
Net Value of EUR Contracts			1,341,954	1,433,129	(91,175)

To Buy:
	15,000 GBP	10/7/2010	(23,453)	(23,562)	109

To Sell:
	641,500 GBP	10/7/2010	984,144	1,007,673	(23,529)
Net Value of GBP Contracts			960,691	984,111	(23,420)

To Buy:
	49,000 NOK	10/7/2010	(7,927)	(8,328)	401

To Sell:
	2,617,000 NOK	10/7/2010	424,293	444,801	(20,508)
Net Value of NOK Contracts			416,366	436,473	(20,107)

To Sell:
	1,573,000 SEK	10/7/2010	215,332	233,325	(17,993)
Net Value of SEK Contracts			215,332	233,325	(17,993)

Net Value of Outstanding
Forward Currency Contracts			$3,089,808	$3,250,015	$(160,207)

DKK	Danish Krone
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
SEK	Swedish Krona

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Evermore Funds Trust

By (Signature and Title)    /s/ Eric LeGoff
Eric LeGoff, Chief Executive Officer

Date           11/22/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric LeGoff
 Eric LeGoff, Chief Executive Officer

Date           11/22/10

By (Signature and Title)*     /s/ Salvatore DiFranco
Salvatore DiFranco, Chief Financial Officer

Date           11/22/10

* Print the name and title of each signing officer under his or her signature.